SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 2001-3980 202.383.0100 www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

January 22, 2016

Via EDGAR

Asen Parachkevov, Esq.

Attorney Adviser

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	NorthStar Corporate Income Fund

Registration Statement on Form N-2

File Nos.: 333-206018; 811-23081

Dear Mr. Parachkevov:

On behalf of NorthStar Corporate Income Fund (the “Fund”), we are transmitting herewith for filing under the Securities Act of 1933, as amended, the Fund’s pre-effective amendment no. 3 to the registration statement on Form N-2 (the “Registration Statement”). Pursuant to our conversation on December 31, 2015, the Registration Statement reflects changes made in response to the applicable comments provided by the staff of the Division of Investment Management (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”) to NorthStar Corporate Income Fund-T (“Fund-T”) in a letter, dated December 24, 2015, regarding Fund-T’s registration statement on Form N-2.

In the event the Fund requests acceleration of the effective date of the pending registration statement, it hereby undertakes to furnish a letter, at the time of such request, acknowledging that:

•	should the SEC or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing;

ATLANTA	AUSTIN	GENEVA	HOUSTON	LONDON	NEW YORK	SACRAMENTO	WASHINGTON D.C.

Asen Parachkevov, Esq.

January 22, 2016

•	the action of the SEC or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

If you have any questions or comments regarding the Registration Statement or require any additional information, please call the undersigned at 202-383-0472.

Sincerely,

/s/ Cynthia R. Beyea
Cynthia R. Beyea

cc:	Brett Klein, NorthStar Corporate Income Master Fund

Sandra Forman, NorthStar Corporate Income Master Fund

Steven B. Boehm, Sutherland Asbill & Brennan LLP